Shareholder Fees - FidelityStockSelectorLargeCapValueFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none